INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

	As of December 31,
	2024	2023
Intangible assets	1,970,252	2,047,726
Impairment allowance	(73,877)	(73,861)
	1,896,375	1,973,865

Details on the nature and movements of intangible assets as of December 31, 2024 and 2023 are as follows:

	Gross value as of	Incorporation				Gross value as of
	December 31,	by acquisition		Currency translation		December 31,
	2023	(Note 28)	CAPEX	adjustments	Decreases	2024
5G licenses	377,543	—	—	—	—	377,543
3G/4G licenses	835,474	—	—	—	—	835,474
PCS and SRCE licenses (Argentina)	440,048	—	—	—	—	440,048
Núcleo´s licenses	112,409	—	489	(7,428)	—	105,470
Customer relationship	589,327	3,724	27	(338)	(5,800)	586,940
Brands	554,790	—	—	—	24	554,814
Incremental Cost from the acquisitions of contracts	39,030	—	9,130	(1,644)	(21,949)	24,567
Content activation	8,264	—	2,051	—	—	10,315
Internally generated software	87,782	—	32,713	6	—	120,501
Other	41,215	—	1	(1,140)	—	40,076
Total	3,085,882	3,724	44,411	(10,544)	(27,725)	3,095,748

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2023	Amortization	adjustments	Decreases	2024	2024
5G licenses	(4,719)	(18,881)	—	—	(23,600)	353,943
3G/4G licenses	(333,259)	(56,980)	—	—	(390,239)	445,235
PCS and SRCE licenses (Argentina)	—	—	—	—	—	440,048
Núcleo´s licenses	(25,589)	(2,448)	887	—	(27,150)	78,320
Customer relationship	(560,208)	(7,143)	—	5,800	(561,551)	25,389
Brands	(4,475)	—	—	(24)	(4,499)	550,315
Incremental Cost from the acquisitions of contracts	(24,390)	(13,787)	165	21,913	(16,099)	8,468
Content activation	(5,814)	(2,212)	—	—	(8,026)	2,289
Internally generated software	(47,972)	(9,895)	—	—	(57,867)	62,634
Other	(31,730)	(4,915)	180	—	(36,465)	3,611
Total	(1,038,156)	(116,261)	1,232	27,689	(1,125,496)	1,970,252

	Gross value as of		Currency			Gross value as
	December 31,		translation			of December 31,
	2022	CAPEX	adjustments	Transfers	Decreases	2023
5G licenses	—	377,543	—	—	—	377,543
3G/4G licenses	835,474	—	—	—	—	835,474
PCS and SRCE licenses (Argentina)	440,048	—	—	—	—	440,048
Núcleo´s licenses	105,306	1,387	5,716	—	—	112,409
Customer relationship	587,718	—	1,609	—	—	589,327
Brands	554,790	—	—	—	—	554,790
Incremental Cost from the acquisitions of contracts	56,626	11,563	(22)	—	(29,137)	39,030
Content activation	5,039	3,225	—	—	—	8,264
Internally generated software	55,329	32,253	—	200	—	87,782
Other	35,286	5,120	1,009	(200)	—	41,215
Total	2,675,616	431,091	8,312	—	(29,137)	3,085,882

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2022	Amortization	adjustments	Decreases	2023	2023
5G licenses	—	(4,719)	—	—	(4,719)	372,824
3G/4G licenses	(276,375)	(56,884)	—	—	(333,259)	502,215
PCS and SRCE licenses (Argentina)	—	—	—	—	—	440,048
Núcleo´s licenses	(22,175)	(2,319)	(1,095)	—	(25,589)	86,820
Customer relationship	(466,733)	(93,009)	(466)	—	(560,208)	29,119
Brands	(4,475)	—	—	—	(4,475)	550,315
Incremental Cost from the acquisitions of contracts	(34,200)	(19,181)	(146)	29,137	(24,390)	14,640
Content activation	(2,454)	(3,360)	—	—	(5,814)	2,450
Internally generated software	(43,656)	(4,316)	—	—	(47,972)	39,810
Other	(23,920)	(7,644)	(166)	—	(31,730)	9,485
Total	(873,988)	(191,432)	(1,873)	29,137	(1,038,156)	2,047,726

Movements in the impairment of Intangible assets are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	(73,861)	(73,698)
Increases	(16)	(163)
At the end of the year	(73,877)	(73,861)